Quarterly Financial Information (unaudited) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	Dec. 02, 2021	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from contract with customer										$ 323,255	$ 279,046
Earned premium		$ 83,453	$ 78,700	$ 70,437	$ 63,234	$ 60,125	$ 56,969	$ 52,954	$ 50,454	295,824	220,502
Total revenues		154,384	168,086	167,409	129,200	121,446	135,781	135,462	106,859	619,079	499,548
Operating income (loss)		(21,006)	1,758	14,274	(5,096)	(10,074)	12,650	17,441	(4,171)	(10,070)	15,846
Net income (loss)		(66,459)	(548)	12,503	(6,850)	(11,613)	10,979	16,178	(5,505)	(61,354)	10,039
Change in fair value of warrant liabilities		42,500								42,540	0
Acquisition related costs	$ 41,900	13,300
Commission and fee revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		57,567	76,188	83,443	54,373	50,496	67,939	71,993	46,015	271,571	236,443
Membership and other revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		$ 13,364	$ 13,198	$ 13,529	$ 11,593	$ 10,825	$ 10,873	$ 10,515	$ 10,390	$ 51,684	$ 42,603